Trade and other receivables, deposits and prepayments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables, deposits and prepayments
Trade Receivables	¥ 9,705	¥ 10,760
Other receivables	6,657	31,492
Deposits	50,779	6,685
Prepayments	53,953	41,174
Deferred offering costs		11,415
Advances to employees	2,187	3,880
Trade and other receivables , Gross	113,576	94,646
Less: Noncurrent portion
Prepayments and deposits	(42,298)	(5,166)
Current portion	¥ 71,278	¥ 89,480
Age of trade receivables	30 days